SEMI-ANNUAL REPORT


                                [GRAPHIC OMITTED]

================================================================================
                           LEGACY MINNESOTA MUNICIPAL
                                    BOND FUND
================================================================================

                                [GRAPHIC OMITTED]


                                 MARCH 31, 2000



                                TABLE OF CONTENTS

                                                                            PAGE

Statement of Assets and Liabilities........................................... 1

Statement of Operations....................................................... 2

Statement of Changes in Net Assets............................................ 3

Financial Highlights.......................................................... 4

Schedule of Investments....................................................... 5

Notes to the Financial Statements.............................................10




                ------------------------------------------------



                               NOTICE TO INVESTORS


      Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.


================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
================================================================================

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2000
--------------------------------------------------------------------------------

ASSETS:
      Investments, at market value
         (Cost of $55,923,149)                                                                       $54,587,666
      Cash                                                                                               113,723
      Interest receivable                                                                                787,564
      Other assets                                                                                           407
                                                                                        -------------------------
             Total assets                                                                             55,489,360
                                                                                        -------------------------

LIABILITIES:
      Payable to Investment Adviser                                                                       25,794
      Dividends payable                                                                                  214,209
      Accrued expenses and other liabilities                                                              27,339
                                                                                        -------------------------
             Total liabilities                                                                           267,342
                                                                                        -------------------------
NET ASSETS                                                                                           $55,222,018
                                                                                        =========================

NET ASSETS CONSIST OF:
      Capital stock                                                                                  $57,238,878
      Distributions in excess of book net investment income                                             (325,522)
      Accumulated undistributed net realized loss on investments                                        (355,855)
      Net unrealized depreciation on investments                                                      (1,335,483)
                                                                                        -------------------------
             Total Net Assets                                                                        $55,222,018
                                                                                        =========================
      Shares outstanding
             (50 million shares authorized, $ .0001 par value)                                         5,733,949
                                                                                        =========================
      Net Asset Value and Redemption Price Price Per Share                                                 $9.63
                                                                                        =========================
      Maximum Offering Price Per Share                                                                     $9.90
                                                                                        =========================


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
================================================================================

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest income                                                                                        $ 1,324,569
                                                                                                -------------------------

EXPENSES:
      Investment advisory fees                                                                                   154,139
      Administration fees                                                                                         15,015
      Shareholder servicing and accounting costs                                                                  35,848
      Distribution fees                                                                                            5,605
      Custody fees                                                                                                 5,369
      Federal and state registration                                                                               2,640
      Professional fees                                                                                            4,739
      Reports to shareholders                                                                                      5,373
      Directors' fees and expenses                                                                                 1,424
      Other                                                                                                        1,003
                                                                                                -------------------------
           Total expenses                                                                                        231,155
                                                                                                -------------------------
NET INVESTMENT INCOME                                                                                          1,093,414
                                                                                                -------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments                                                                          (315,596)
      Change in unrealized appreciation on investments                                                            26,439
                                                                                                -------------------------
           Net realized and unrealized loss on investments                                                      (289,157)
                                                                                                -------------------------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                                                                $ 804,257
                                                                                                =========================


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
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================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
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STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                Six Months Ended         April 12, 19991
                                                                                 March 31, 2000              through
                                                                                   (Unaudited)          September 30, 1999
                                                                             ---------------------     ---------------------
OPERATIONS:
      Net investment income                                                        $ 1,093,414              $ 960,118
      Net realized loss on investments                                                (315,596)              (186,076)
      Change in unrealized appreciation (depreciation) on investments                   26,439             (1,361,923)
                                                                                        ------             ----------
           Net increase (decrease) in net assets resulting from operations             804,257               (587,881)
                                                                                       -------               --------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                                         (1,093,414)              (960,118)
      Distributions in excess of book net investment income                           (162,136)              (180,525)
                                                                                      --------               --------
           Total dividends and distributions                                        (1,255,550)            (1,140,643)
                                                                                    ----------             ----------

CAPITAL SHARE TRANSACTIONS:

      Proceeds from shares sold                                                      3,641,999              5,409,540
      Proceeds from trust fund conversion                                                    -             58,062,480
      Proceeds from shares issued to holders in reinvestment of
        dividends                                                                          775                    117
      Cost of shares redeemed                                                       (5,190,312)            (4,522,764)
                                                                                    ----------             ----------
           Net increase (decrease) in net assets resulting from
           capital share transactions                                               (1,547,538)            58,949,373
                                                                                    ----------             ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (1,998,831)            57,220,849
                                                                                    ----------             ----------

NET ASSETS:
      Beginning of period                                                           57,220,849                      -
                                                                                    ----------              ---------
      End of period (including distributions in excess of book
           net investment income of $325,522 and $163,386 respectively)            $55,222,018            $57,220,849
                                                                                   ===========            ===========


1 COMMENCEMENT OF OPERATIONS

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  Six Months Ended          April 12, 1999 1
                                                                                   March 31, 2000               through
                                                                                    (Unaudited)            September 30, 1999
                                                                                -------------------      ----------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                                              $9.71                    $10.00
                                                                                        -----                    ------
      INCOME (LOSS) FROM INVESTMENT OPERATIONS:
           Net investment income                                                         0.19                      0.16
           Net realized and unrealized loss
           on investments                                                               (0.05)                    (0.26)
                                                                                        -----                     -----
                Total from investment operations                                         0.14                     (0.10)
                                                                                         ----                     -----

      LESS DIVIDENDS AND DISTRIBUTIONS:
           Dividends from net investment income                                         (0.19)                    (0.16)
           Distributions in excess of net investment income                             (0.03)                    (0.03)
                                                                                        -----                     -----
                Total dividends and distributions                                       (0.22)                    (0.19)
                                                                                        -----                     -----

      NET ASSET VALUE, END OF PERIOD                                                    $9.63                     $9.71
                                                                                        =====                     =====

TOTAL RETURN                                                                            1.45% 2                  (0.96%)2

SUPPLEMENTAL DATA AND RATIOS:

      Net assets, end of period                                                  $55,222,018               $57,220,849
      Ratio of net expenses to average net assets                                       0.82% 3                   0.88% 3
      Ratio of net investment income to average net assets                              3.90% 3                   3.53% 3
      Portfolio turnover rate                                                          15.63%                    18.86%

1 COMMENCEMENT OF OPERATIONS.
2 NOT ANNUALIZED.
3 ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
================================================================================

SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                                                                     VALUE
                       ------------------------------------------------------------------
                       LONG TERM INVESTMENTS - 98.8%
                       ------------------------------------------------------------------

                       ------------------------------------------------------------------
                       MUNICIPAL BONDS - 98.8%
                       ------------------------------------------------------------------

                       EDUCATION - 18.7%
                       Albany Minnesota Independent School District No. 745
         $ 500,000       Series A, 5.600%, 02/01/05                                                          $ 509,612
                       Albany Minnesota Independent School District No. 745
           500,000       Series A, 5.800%, 02/01/07                                                            513,057
                       Alexandria Minnesota Independent School District No. 206
           600,000       Series A, 6.100%, 02/01/05                                                            616,548
                       Alexandria Minnesota Independent School District No. 206
         1,000,000       Series A, 5.375%, 02/01/13                                                          1,008,827
                       Anoka Hennepin Minnesota Independent School District No. 11
           250,000       Series C, 4.950%, 02/01/08                                                            249,501
                       Anoka Hennepin Minnesota Independent School District No. 11
         1,000,000       Series A, 5.250%, 02/01/11                                                          1,012,185
                       Crookstone Minnesota Independent School District No. 593
           500,000       6.050%, 04/01/08                                                                      517,358
                       Faribault Minnesota Independent School District No. 656
           500,000       5.900%, 06/01/07                                                                      515,372
                       Minneapolis Minnesota Special School District No. 001
         1,110,000       Series A, 5.900%, 02/01/12                                                          1,151,399
                       Minneapolis Minnesota Special School District No. 001
         1,100,000       5.000%, 02/01/12                                                                    1,082,567
                       Osseo Minnesota Independent School District No. 279
           340,000       Series B, 4.700%, 02/01/05                                                            335,790
                       Park Rapids Minnesota Independent School District No. 309
           500,000       4.750%, 02/01/13                                                                      464,894
                       Red Wing Minnesota Independent School District No. 256
           600,000       Series A, 5.250%, 02/01/03                                                            605,450
                       St. Paul Minnesota Independent School District No. 625
           500,000       Series C, 5.850%, 02/01/08                                                            515,498
                       St. Paul Minnesota Independent School District No. 625
           205,000       Series B, 6.000%, 02/01/05                                                            211,484
                       White Bear Lake Minnesota Independent School District No. 624
         1,000,000       Series C, 5.700%, 02/01/06                                                          1,029,335
                                                                                                      -----------------
                                                                                                            10,338,877
                                                                                                      -----------------

                       EDUCATION (HIGHER) - 4.5%
                       Minnesota State Higher Education Facility Authority
           250,000       Series 3-R2, 5.350%, 09/01/06                                                         252,561
                       Minnesota State Higher Education Facility Authority
           800,000       Series 3-R1, 5.350%, 10/01/06                                                         811,784
                       Minnesota State Higher Education Facility Authority
           500,000       Series 4-N, 5.300%, 11/01/12                                                          498,613
                       Minnesota State Higher Education Facility Authority
           720,000       Series 4-L, 5.350%, 10/01/17                                                          670,458
                       Northfield Minnesota College Facility
           225,000       6.150%, 10/01/05                                                                      234,718
                                                                                                      -----------------
                                                                                                             2,468,134
                                                                                                      -----------------

                       ELECTRIC - 6.9%
                       Northern Municipal Power Agency Minnesota Electric
         $ 500,000       Series A, 5.400%, 01/01/02                                                          $ 508,465
                       Northern Municipal Power Agency Minnesota Electric
           750,000       5.500%, 01/01/07                                                                      772,496
                       Southern Minnesota Municipal Power Agency Power Supply
           225,000       Series B, 5.800%, 01/01/07                                                            234,662
                       Southern Minnesota Municipal Power Agency Power Supply
           395,000       Series B, 5.800%, 01/01/07                                                            407,506
                       Western Minnesota Municipal Power Agency
         1,835,000       Series A, 5.500%, 01/01/11                                                          1,868,415
                                                                                                      -----------------
                                                                                                             3,791,544
                                                                                                      -----------------

                       HOSPITAL - 11.7%
                       Bloomington Minnesota Health Care Facility
           500,000       5.450%, 07/01/03                                                                      509,934
                       Duluth Minnesota Economic Development Authority Health Care Facilities
           500,000       6.000%, 02/15/12                                                                      519,381
                       Minneapolis-St. Paul Minnesota Housing & Redevelopment Health Care System
         1,000,000       Series A, 5.000%, 11/15/06                                                            994,936
                       Robbinsdale Minnesota Hospital
         1,000,000       Series B, 5.300%, 05/15/07                                                          1,007,511
                       Rochester Minnesota Health Care Facilities
         1,145,000       Series I, 5.800%, 11/15/07                                                          1,198,699
                       Saint Cloud Minnesota Hospital Facilities
           250,000       Series B, 7.000%, 07/01/20                                                            263,194
                       Saint Cloud Minnesota Hospital Facilities
           900,000       Series A, 5.000%, 07/01/12                                                            875,823
                       St. Louis Park Minnesota Hospital
           300,000       Series A, 7.000%, 07/01/00                                                            303,069
                       St. Paul Minnesota Housing & Redevelopment Authority Hospital
           800,000       5.300%, 05/15/06                                                                      807,442
                                                                                                      -----------------
                                                                                                             6,479,989
                                                                                                      -----------------

                       HOUSING - 11.0%
                       Burnsville Minnesota Multi-Family Housing
            45,000       5.375%, 07/01/04                                                                       45,575
                       Coon Rapids Minnesota Single Family Housing
            75,000       5.700%, 09/01/04                                                                       77,384
                       Minneapolis Minnesota Multifamily Housing
           120,000       6.750%, 10/01/01                                                                      123,523
                       Minnesota State Housing Agency
           240,000       Series D, 5.150%, 02/01/04                                                            241,059
                       Minnesota State Housing Agency
           250,000       4.950%, 01/01/03                                                                      250,809
                       Minnesota State Housing Agency
           245,000       Series F, 5.450%, 07/01/04                                                            250,188
                       Minnesota State Housing Agency
           245,000       Series F, 5.550%, 07/01/05                                                            252,159
                       Minnesota State Housing Agency
           325,000       Series E, 5.250%, 08/01/02                                                            329,069
                       Minnesota State Housing Agency
           100,000       6.100%, 07/01/01                                                                      102,246
                       Minnesota State Housing Agency
           100,000       6.200%, 07/01/02                                                                      102,955

                       HOUSING (CONTINUED) - 11.0%
                       Minnesota State Housing Agency
         $ 200,000       Series C, 5.300%, 01/01/04                                                          $ 203,860
                       Minnesota State Housing Agency
           300,000       Series C, 5.300%, 07/01/04                                                            305,220
                       Minnesota State Housing Agency
           610,000       6.000%, 01/01/16                                                                      615,571
                       Minnesota State Housing Agency
           180,000       5.200%, 07/01/03                                                                      181,913
                       Minnesota State Housing Agency
           135,000       Series A, 5.500%, 01/01/08                                                            137,631
                       Minnesota State Housing Agency
           325,000       Series A, 5.600%, 07/01/09                                                            333,558
                       Minnesota State Housing Agency
           600,000       Series B, 5.000%, 07/01/13                                                            572,526
                       Olmsted County Minnesota Housing & Redevelopment
           200,000       7.000%, 02/01/13                                                                      204,540
                       St. Paul Minnesota Housing & Redevelopment Authority
           650,000       Series J, 5.125%, 03/01/12                                                            620,927
                       St. Paul Minnesota Housing & Redevelopment Authority
           500,000       5.100%, 09/01/03                                                                      506,382
                       Washington County Minnesota Housing & Redevelopment Authority
           630,000       5.000%, 02/01/06                                                                      633,094
                                                                                                      -----------------
                                                                                                             6,090,189
                                                                                                      -----------------

                       PUBLIC FACILITIES & IMPROVEMENTS - 28.9%
                       Bloomington Minnesota
           500,000       5.500%, 02/01/08                                                                      512,520
                       Burnsville Minnesota
           300,000       Series B, 5.800%, 02/01/01                                                            303,945
                       Chaska Minnesota
         1,000,000       4.100%, 12/01/08                                                                      914,801
                       Golden Valley Minnesota
           670,000       Series C, 5.200%, 02/01/11                                                            672,945
                       Hennepin County Minnesota
           800,000       5.200%, 12/01/10                                                                      808,842
                       Hennepin County Minnesota
           480,000       Series A, 5.000%, 12/01/11                                                            474,539
                       Mankato Minnesota
           800,000       Series D, 6.050%, 02/01/05                                                            823,147
                       Metropolitan Counsil Minnesota Sports Facilities
           500,000       6.000%, 10/01/09                                                                      522,136
                       Metropolitan Counsil Minnesota
           600,000       Series A, 5.750%, 12/01/00                                                            607,475
                       Metropolitan Counsil Minnesota
           725,000       Series C, 5.400%, 02/01/13                                                            729,054
                       Minneapolis Minnesota
           500,000       Series D, 5.000%, 12/01/16                                                            468,759
                       Minneapolis Minnesota
           500,000       5.900%, 04/01/02                                                                      500,000
                       Minneapolis Minnesota
           500,000       6.100%, 04/01/04                                                                      500,000
                       Minneapolis Minnesota
           500,000       6.250%, 10/01/07                                                                      522,179
                       Minneapolis Minnesota
           200,000       6.250%, 04/01/12                                                                      208,171

                       PUBLIC FACILITIES & IMPROVEMENTS (CONTINUED) - 28.9%
                       Minneapolis Minnesota
         $ 250,000       5.750%, 09/01/10                                                                    $ 253,639
                       Minneapolis Minnesota
           805,000       5.000%, 12/01/06                                                                      809,932
                       Minneapolis Minnesota
           600,000       4.700%, 12/01/08                                                                      589,080
                       Minneapolis Minnesota Capital Appreciation
         1,250,000       Series B, 0.000%, 12/01/08                                                            800,427
                       Minnesota State
         1,300,000       4.850%, 08/01/12                                                                    1,263,475
                       Minnesota State
           750,000       5.250%, 08/01/12                                                                      754,343
                       Minnesota State
           250,000       5.600%, 10/01/06                                                                      257,703
                       Plymouth Minnesota
           445,000       7.000%, 04/01/12                                                                      446,077
                       Ramsey County Minnesota
           500,000       Series C, 5.500%, 12/01/03                                                            514,481
                       Sartell Minnesota
           560,000       Series B, 5.000%, 02/01/09                                                            558,380
                       St. Paul Minnesota
           600,000       Series A, 5.000%, 02/01/01                                                            604,003
                       Steele County Minnesota
           245,000       Series A, 5.600%, 02/01/07                                                            251,512
                       Steele County Minnesota
           260,000       Series A, 5.700%, 02/01/08                                                            267,810
                                                                                                      -----------------
                                                                                                            15,939,375
                                                                                                      -----------------

                       TRANSPORTATION - 6.8%
                       Bloomington Minnesota Port Authority
           500,000       Series A, 5.250%, 02/01/03                                                            509,041
                       Bloomington Minnesota Port Authority
           400,000       Series A, 5.350%, 02/01/13                                                            402,859
                       Bloomington Minnesota Port Authority
           750,000       Series A, 4.750%, 02/01/11                                                            721,662
                       Minneapolis & St. Paul Minnesota Metropolitan Airports Commission
           250,000       Series 10, 4.700%, 01/01/01                                                           250,751
                       Minnesota State Infastructure Development
           500,000       6.600%, 08/01/00                                                                      504,489
                       Seaway Port Authority Duluth Minnesota
           500,000       Series B, 6.800%, 05/01/12                                                            524,357
                       St. Cloud Minnesota Infastructure Management
           880,000       Series 1999A, 4.800%, 03/01/08                                                        865,753
                                                                                                      -----------------
                                                                                                             3,778,912
                                                                                                      -----------------

                       WASTE DISPOSAL - 3.9%
                       Anoka County Minnesota Solid Waste Disposal
         $ 250,000       6.950%, 02/01/08                                                                    $ 255,716
                       Hennepin County Minnesota Solid Waste Disposal
           250,000       5.500%, 10/01/03                                                                      256,954
                       Hennepin County Minnesota Solid Waste Disposal
           500,000       5.750%, 10/01/10                                                                      515,758
                       Wright County Minnesota Solid Waste Disposal
           590,000       Series A, 5.700%, 12/01/09                                                            604,245
                       Wright County Minnesota Solid Waste Disposal
           500,000       Series A, 5.400%, 12/01/06                                                            513,215
                                                                                                      -----------------
                                                                                                             2,145,888
                                                                                                      -----------------

                       WATER & SEWER - 6.4%
                       Metropolitan Counsil Minneapolis-St. Paul Metropolitan Area Sewer
           675,000       Series B, 4.850%, 12/01/11                                                            655,056
                       Minnesota Public Facilities Authority Water Pollution Control
           500,000       Series A, 6.450%, 03/01/02                                                            519,017
                       Minnesota Public Facilities Authority Water Pollution Control
           600,000       Series B, 5.350%, 03/01/12                                                            604,809
                       Minnesota Public Facilities Authority Water Pollution Control
         1,000,000       Series B, 5.375%, 03/01/13                                                          1,003,971
                       Minnesota Public Facilities Authority Water Pollution Control
           770,000       5.000%, 03/01/10                                                                      763,440
                                                                                                      -----------------
                                                                                                             3,546,293
                                                                                                      -----------------
                       TOTAL MUNICIPAL BONDS (Cost of $55,914,684)                                          54,579,201
                                                                                                      -----------------
                       TOTAL LONG TERM INVESMENTS (COST OF $55,914,684)                                     54,579,201
                                                                                                      -----------------
      SHARES

                       ------------------------------------------------------------------
                       SHORT TERM INVESTMENTS - 0.0%
                       ------------------------------------------------------------------

                       ------------------------------------------------------------------
                       INVESTMENT COMPANIES - 0.0%
                       ------------------------------------------------------------------

             8,465     Federated Minnesota Municipal Money Market                                                8,465
                                                                                                      -----------------
                       TOTAL INVESTMENT COMPANIES (Cost of $8,465)                                               8,465
                                                                                                      -----------------
                       TOTAL SHORT TERM INVESTMENTS (COST OF $8,465)                                             8,465
                                                                                                      -----------------
                       TOTAL INVESTMENTS - 98.8% (COST OF $55,923,149)                                      54,587,666
                                                                                                      -----------------
                       Other assets in excess of liabilities - 1.2%                                            634,352
                                                                                                      -----------------
                       TOTAL NET ASSETS - 100.0%                                                          $ 55,222,018
                                                                                                      =================


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------



================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS  (UNAUDITED)
MARCH 31, 2000
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Legacy Minnesota Municipal Bond Fund (the "Fund") is a series of Bremer Investment Funds, Inc. (the "Company"), an open-end management investment company which was incorporated on August 26, 1996, as a Maryland Corporation. The Fund commenced operations on April 12, 1999. The principal investment objective of the Fund is to provide current income exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital and prudent investment management. In addition to the Fund, the Company offers the Bremer Growth Stock Fund and the Bremer Bond Fund. Information with respect to these portfolios is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

   All assets of the common trust funds from Richfield Bank & Trust Company and Bremer Trust, N.A., were transferred to Bremer Investment Funds, Inc. as of April 12, 1999. The securities were transferred at market value, and the original cost basis was replaced with market.

   The costs incurred in connection with the organization, initial registration and public offering of shares for the Fund have been paid by Bremer Trust, N.A., the Investment Adviser.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

   a) INVESTMENT VALUATION - Debt securities (other than short-term investments) are valued at the most recently quoted bid prices furnished by an independent pricing service. For securities where market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) WRITTEN OPTION ACCOUNTING - The Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When the Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

   d) INCOME AND EXPENSES - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income of the Fund are declared daily and paid monthly. Distributions of the Fund's net realized capital gains, if any, will be declared at least annually.

   f) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) OTHER - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund for the six months ended March 31, 2000, were as follows:

                                          LEGACY MINNESOTA
                                        MUNICIPAL BOND FUND

   Shares sold                                380,174
   Shares issued
     to holders in
     reinvestment
     of dividends                                  81
   Shares redeemed                           (541,999)
                                          --------------
   Net decrease                              (161,744)

   Transactions in shares of the Fund for the period ended September 30, 1999, were as follows:

                                          LEGACY MINNESOTA
                                        MUNICIPAL BOND FUND

   Shares sold                                 550,747
   Shares issued as
     a result of trust
     fund conversion                         5,806,248
   Shares issued
     to holders in
     reinvestment
     of dividends                                   12
   Shares redeemed                            (461,314)
                                          ---------------
   Net increase                              5,895,693

4.  INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the six months ended March 31, 2000, were as follows:

                                           LEGACY MINNESOTA
                                         MUNICIPAL BOND FUND

   Purchases
      U.S. Government                   $        -
      Other                              8,655,567
   Sales
      U.S. Government                   $        -
      Other                             10,476,486

   At March 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                           LEGACY MINNESOTA
                                         MUNICIPAL BOND FUND

   Appreciation                             $       64,346
   (Depreciation)                               (1,399,829)
                                              -------------
   Net depreciation
        on investments                        $ (1,335,483)
                                              =============

    At March 31, 2000, the cost of investments for federal income tax purposes was $55,923,149.

   At March 31, 2000, the Fund had accumulated net realized capital loss carryovers of $40,258 expiring in 2007.

5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

   The Fund has entered into an Investment Advisory Agreement with Bremer Trust N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.55% as applied to the Fund's daily net assets. The Investment Adviser has engaged Richfield Bank & Trust Co. to act as a sub-adviser to the Fund. The fees paid to the sub-adviser are included in the compensation the Fund pays to the Investment Adviser, as described above. Consequently, the services of the sub-adviser will be at no additional cost to shareholders of the Fund. Shareholders of the Fund are also subject to a maximum front-end sales charge of 2.75% of the offering price or 2.83% of the net asset value.

    Firstar Bank, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Fund.

    The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. On November 24, 1998, the Fund entered into an agreement with Rafferty Capital Markets, Inc. to distribute the Fund's shares. The currently approved rate is an annual rate of 0.02% of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the six months ended March 31, 2000, $5,605 was incurred pursuant to the distribution agreement.

6.  RELATED PARTIES

   Richfield Bank & Trust Co. and Bremer Trust, N.A. each had clients and affiliated clients that held 4,028,305 and 1,692,425 outstanding shares, respectively, of the Fund as of March 31, 2000.


                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                                  Sub-Adviser:
                           Richfield Bank & Trust Co.
                            6625 Lyndale Avenue South
                               Richfield, MN 55423

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                               Firstar Bank , N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                              Independent Auditors
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    Directors
                                Steven A. Laraway
                                 Stan K. Dardis
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek